Cost of sales	6 Months Ended
Jun. 30, 2025
Cost of Sales [Abstract]
Cost of sales	Cost of sales

	Six months	Six months
	ended	ended
	June	June
	2025	2024
US Dollar millions	Unaudited	Unaudited

Operating costs (1)	1,589	1,268
Royalties	186	108
Total operating costs	1,775	1,376
Retrenchment costs	1	2
Rehabilitation and other non-cash costs	19	12
Amortisation of tangible assets	510	286
Amortisation of right of use assets	48	43
Inventory change	19	43
	2,372	1,762
(1) Operating costs include salaries and wages, stores and other consumables, fuel power and water, mining contractors (including variable lease payments), labour contractors (including variable lease payments) and consultants, and other expenses (credits).